FORM N-SAR-U

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES
Report for six month period ending	: (a)
or fiscal year ending:	12/31/01 (b)
Is this a transition report?(Y/N)	N

Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.
1.	A.	Registrant Name: Annuity Investors Variable Account A
	B.	File Number: 811-	07299
C.	Telephone Number:	(513) 357-3300

2.	A.	Street:	525 Vine Street

B.	City: Cincinnati	C. State: OH	D. Zip Code: 45201	Zip Ext.: 5423
E.	Foreign Country:	Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)	N

4.	Is this the last filing on this form by Registrant? (Y/N)	N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	N
[If answer is "Y" (Yes)complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Y
[If answer is "Y" (Yes)complete only items 111 through 132.]

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)
[If answer is "N" (No)go to item 8.]
B.	How many separate series or portfolios did Registrant have at the end of the period?

If filing more than one Page 2, "X" box: ( )

For period ending:	December 31, 2001

File number	811-07299

C.	List the name of each series or portfolio and give a consecutive number to each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS
SAME NUMBERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES
INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN
THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS
REQUIRED EACH TIME THE FORM IS FILED.

	Series Name	Is this the last filing for this series?
Series Number

1		(Y/N)

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

If filing more than one Page 47, "X" box:
[_]

For period ending	12/31/01

File number 811-	07299

UNIT INVESTMENT TRUSTS
111.	A. |/|	Depositor Name:	Annuity Investors Life Insurance Company

B. |/|	File Number (If any):	811-07299

C. |/|	City:	Cincinnati	State:	OH	Zip Code:	45201	Ext.:	5423

|/| Foreign Country:	Foreign Postal Code:

111.	A. |/|	Depositor Name:

B. |/|	File Number (If any):

C. |/|	City:	State:	Zip Code:	Zip Ext.:

|/| Foreign Country:	Foreign Postal Code:

112.	A. |/|	Sponsor Name:

B. |/|	File Number (If any):

C. |/|	City:		State:	Zip Code:	Zip Ext.:

|/| Foreign Country:			Foreign Postal Code:

112.	A. |/|	Sponsor Name:

B. |/|	File Number (If any):

C. |/|	City:		State:	Zip Code:	Zip Ext.:

|/| Foreign Country:			Foreign Postal Code:

If filing more than one Page 48, "X" box:
[_]

For period ending	12/31/01

File number 811-	07299

113.	A. |/|	Trustee Name:

B. |/|	City:	State:	Zip Code:	Zip Ext.:

|/| Foreign Country:	Foreign Postal Code:

113.	A. |/|	Trustee Name:

B. |/|	City:	State:	Zip Code:	Zip Ext.:

|/| Foreign Country::	Foreign Postal Code

114.	A. |/|	Principal Underwriter Name:

B. |/|	File Number (If any):

C. |/|	City:	State:	Zip Code:	Zip Ext.:

|/| Foreign Country:	Foreign Postal Code:

114.	A. |/|	Principal Underwriter Name:

B. |/|	File Number (If any):

C. |/|	City:	State:	Zip Code:	Zip Ext.:

|/| Foreign Country:	Foreign Postal Code:

115.	A. |/|	Independent Public Accountant Name:

B. |/|	City:	State:	Zip Code:	Zip Ext.:

|/| Foreign Country:	Foreign Postal Code:

115.	A.:|/|	Independent Public Accountant Name:

B. |/|	City:	State:	Zip Code:	Zip Ext.:

|/| Foreign Country:	Foreign Postal Code:

If filing more than one Page 49, "X" box:
[_]

For period ending	12/31/01

File number 811-	07299

116.	Family of investment companies information:
A.	|/| Is Registrant part of a family of investment companies (Y/N)
Y/N
B.	|/| Identify the family in 10 letters:
(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	|/| Is Registrant a separate account of an insurance company? (Y/N)
Y/N

If answer is "Y" (Yes) are any of the following types of contracts funded by the Registrant?:

B.	|/| Variable annuity contracts? (Y/N)
Y/N

C.	|/| Scheduled premium variable life contracts? (Y/N)
Y/N

D.	|/| Flexible premium variable life contracts? (Y/N)
Y/N

E.	|/| Other types of insurance products registered under the Securities
	Act of 1933?(Y/N)	Y/N

118. |/| State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. |/| State the number of series for which registration statements under the Securities Act of
1933 became effective during the period

120. |/| State total value of the portfolio securities on the date of deposit for the new series
included in item 119 ($000's omitted)	$

121. |/| State the number of series for which a current prospectus was in existence at the end of the period

122. |/| State the number of existing series for which additional units were registered under the
Securities Act of 1933 during the current period

If filing more than one Page 50, "X" box:
[_]

For period ending	12/31/01

File number 811-	07299

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)

125. [/] State the total dollar amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior
series placed in the portfolio of a subsequent series.) ($000's omitted)	$ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
		Number of series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A.	U.S. Treasury direct issue
B.	U.S. Government Agency
C.	State and Municipal tax-free
D.	Public Utility debt
E.	Brokers or dealers debt or debt of brokers' or dealers' parent
F.	All other corporate intermed. & long-term debt
G.	All other corporate short-term debt
H.	Equity securities of brokers or
I.	Investment company equity securities	1	$ 154,453	$0
J. All other equity securities
K. Other securities
L. Total assets of all series of registrants		1	$ 154,453	$0

If filing more than one Page 50, "X" box:
[_]

For period ending	12/31/01

File number 811-	07299

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
Y/N

[If answer is "N" (No.) go to item 131].

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
Y/N

[If answer is "N" (No) go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period
($000's omitted)	$ 0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811
811-	811-	811-	811	811-
811-	811	811-	811-	811-
811-	811-	811-	811	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

This report is signed on behalf of the depositor in the City of Cincinnati and State of Ohio on the 28th day of February, 2001.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Depositor

Witness	/s/Teresa C. Caprio	By	/s/Brian Sponaugle
	Teresa C. Caprio		Brian Sponaugle
	Vice President		Director
and Treasurer